8. Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases
2019	$ 83,614
2020	$ 86,152
2021	$ 88,752
2022	$ 91,414
2023	$ 86,080